LEASES (Details-Lease Liabilities) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease liabilities [abstract]
Beginning balance	$ 169	¥ 1,092	$ 124	¥ 803
Addition			223	1,439
Accretion of interest recognized during the period	3	21	6	38
Payments	(58)	(376)	(184)	(1,188)
Carrying amount at ending	114	¥ 737	169	¥ 1,092
Current portion	114		115		¥ 737	¥ 745
Non-current portion			$ 54			347
Lease liability current	114					737
Lease liability non current